Leases (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of lease receivables

Asset leases are financial assets or liabilities classified and/or measured at amortized cost.

Assets

	2021	2020
LT Amazonas	166,944	162,198
Subleases - Stores – IFRS 16	76,177	-
	243,121	162,198

Current portion	(30,076)	(5,357)
Non-current portion	213,045	156,841

Schedule of lease receivables nominal and present value

The table below presents the schedule of cash receipts for the agreement currently in force, representing the estimated receipts (nominal values) in the signed agreements. These balances differ from those shown in the books since, in the case of the latter, the amounts are shown at present value:

Schedule of lease receivables nominal and present value

	Up to December 2022	Jan 2023–Dec 2026	Jan 2027 onwards	Nominal values	Present value
	55,939	167,320	176,895	400,154	243,121
LT Amazonas (i)	26,124	106,491	176,895	309,510	166,944
Subleases - Stores – IFRS 16 (ii)	29,815	60,829	-	90,644	76,177

(i)	LT Amazonas

Schedule of lease liabilities

	2021	2020

LT Amazonas (i)	302,091	290,385
Sale of Towers (leaseback) (ii)	1,507,629	1,256,410
Other (iv)	142,458	115,027
Sub-total	1,952,178	1,661,822

Other leases (iii):
Leases – Network Infrastructure	3,345,930	3,252,463
Leases - Shops & kiosks & real estate	653,422	434,990
Leases - Land (Network)	1,657,345	1,606,567
Leases – Fiber	1,454,664	1,422,993
Subtotal lease IFRS 16	7,111,361	6,717,013
Total	9,063,539	8,378,835

Current portion	(1,269,878)	(1,054,709)
Non-current portion	7,793,661	7,324,126

Schedule of other lease operations

The table below presents the future payment schedule for the agreements in force, representing the estimated disbursements (nominal values) in the signed agreements. These nominal balances differ from those shown in the books since, in the case of the latter, the amounts are shown at present value:

	Up to December 2022	Jan 2023–Dec 2026	Jan 2027 onwards	Nominal values	Present value

Total - Lease liability	2,139,718	6,431,022	5,898,599	14,469,339	9,063,539

LT Amazonas (i)	57,349	202,271	336,138	595,758	302,091
Sale and leaseback of Towers (ii)	245,800	992,299	2,135,989	3,374,088	1,507,629
Other (iv)	28,348	112,493	142,458	283,299	142,458
Total other leases (iii)	1,808,221	5,123,959	3,284,014	10,216,194	7,111,361
Leases – Network infrastructure	752,818	2,450,689	1,735,619	4,939,126	3,345,930
Leases - Shops & kiosks & real estate	183,468	440,996	356,198	980,662	653,422
Leases - Land (Network)	340,099	1,135,266	1,192,197	2,667,562	1,657,345
Leases – Fiber	531,836	1,097,008	-	1,628,844	1,454,664